Interests in associates	6 Months Ended
Jun. 30, 2026
Interests in associates
Interests in associates

6.    Interests in associates

The European Medicines Agency’s recommended revocation of the TAVNEOS® marketing authorization led primarily to an impairment of intangible assets at Vifor Fresenius Medical Care Renal Pharma Ltd. (VFMCRP) resulting in a decrease in the equity method investment’s profit in the amount of €172,466 for the three and six months ended June 30, 2026 with a corresponding proportionate decrease in the Company’s income from equity method investees. The carrying amount of the Company’s investment decreased by €3,298 from December 31, 2025 to June 30, 2026.